Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) g	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial Instruments (Details) [Line Items]
Impairment losses on financial assets	$ 62,425
Percentage of total accounts payable	73.00%
Total accounts payable	$ 6,385,600
Percentage of total purchases	72.00%	65.00%
Percentage of account receivables credit risk		83.00%
Trade receivables	$ 4,500,000
Principal value rate	90.00%
Service Fee Percentage	0.35%
Interest Rate Per Annum | g	7.7
Profit	$ 5,115	$ 62,026
Supplier A [Member]
Financial Instruments (Details) [Line Items]
Percentage of accounts payable to major supplier	17.00%	26.00%
Total accounts payable	$ (215,308)	$ (230,646)
Percentage of total purchases		14.30%	36.00%
Percentage of purchase to major suppliers		$ (431,242)	$ (188,647)
Supplier B [Member]
Financial Instruments (Details) [Line Items]
Percentage of accounts payable to major supplier	16.00%	14.00%
Total accounts payable	$ (205,611)	$ (125,520)
Percentage of total purchases		10.70%	14.00%
Percentage of purchase to major suppliers		$ (321,954)	$ (74,902)
Supplier C [Member]
Financial Instruments (Details) [Line Items]
Percentage of accounts payable to major supplier	20.00%	14.00%
Total accounts payable	$ (1,015,858)	$ (123,267)
Supplier D [Member]
Financial Instruments (Details) [Line Items]
Percentage of accounts payable to major supplier	10.00%
Total accounts payable	$ (522,118)
Top of range [member] | Supplier A and Supplier B [Member]
Financial Instruments (Details) [Line Items]
Percentage of total purchases			36.00%
Percentage of purchase to major suppliers			$ (458,080)
Bottom of range [member] | Supplier A and Supplier B [Member]
Financial Instruments (Details) [Line Items]
Percentage of total purchases			12.00%
Percentage of purchase to major suppliers			$ (178,365)